Shareholder Report, Average Annual Return (Details) 193916_Innovator Gradient Tactical Rotation Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Gradient Tactical Rotation Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Gradient Tactical Rotation Strategy ETF NAV
Average Annual Return, Percent	7.52%	4.80%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	22.08%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Average Annual Return, Percent	22.44%	19.61%